[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 12, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                         Nuveen Investment Trust II

                                 (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 75 and Amendment No. 76 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Tradewinds Small-Cap Opportunities Fund, a series of the Registrant, and is being filed pursuant to Rule 485(b) under the Securities Act. It is proposed that this Amendment will become effective on September 22, 2011. We believe that the Amendment does not contain disclosure that would render if ineligible under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures